Loans and borrowings (Details 5) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		₨ 20,020		₨ 13,472
Recognition of right-of-use liability during the year		2,576		2,348
Payment of principal portion of lease liabilities		(1,294)		(1,147)
Borrowings made during the year		80,646		19,366
Borrowings repaid during the year		(56,156)		(13,873)
Effect of changes in foreign exchange rates		913		146
Closing balance		46,705		20,020
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	[1]	7,297		6,082
Recognition of right-of-use liability during the year	[1]	2,576		2,348
Payment of principal portion of lease liabilities	[1]	(1,294)		(1,147)
Borrowings made during the year	[1]	0		3,800
Borrowings repaid during the year	[1]	0		(3,800)
Effect of changes in foreign exchange rates	[1]	142		14
Closing balance	[1]	8,721		7,297
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		12,723	[2]	7,390
Recognition of right-of-use liability during the year		0	[2]	0
Payment of principal portion of lease liabilities		0	[2]	0
Borrowings made during the year		80,646	[2]	15,566
Borrowings repaid during the year		(56,156)	[2]	(10,073)
Effect of changes in foreign exchange rates		771	[2]	(160)
Closing balance	[2]	₨ 37,984		₨ 12,723

[1]	Includes current portion.
[2]	Does not include movement in bank overdraft.